UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment  |_|; Amendment Number:
              This Amendment (Check only one.):  |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul Manners & Associates, Inc.
Address: 3414 Peachtree N.E. Suite 1250
         Atlanta, GA 30326

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Craig
Title: Vice President
Phone: 479 452 0996

Signature, Place, and Date of Signing:

      /s/ David Craig             Ft. Smith, AR               March 14, 2005
   ---------------------       ---------------------       ---------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name


28-_________________     _______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 4

Form 13F Information Table Entry Total:          206

Form 13F Information Table Value Total:  $   194,951
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name


______    28-_________________     _______________________________

[Repeat as necessary.]

PAUL MANNERS & ASSOCIATES
FORM 13F
31-Dec-04

                                                                                                               Voting Authority
                                                                                                          -------------------------
                                                              Value     Shares/   Sh/    Put/    Invstmt   Other
Name of Issuer                   Title of class    CUSIP     (x$1000)   Prn Amt   Prn    Call    Dscretn  Managers  Sole      Shared
------------------------------   --------------  ---------   --------   -------   ---    ----    -------  --------  -----     ------
3M CO                            COMMON STOCKS   88579y101   3,858       47,003   SH              Sole              47,003    47,003
ABBOTT LABS                      COMMON STOCKS   002824100   1,878       40,259   SH              Sole              40,259    40,259
ADV Environmental Tech           COMMON STOCKS                  17       13,000   SH              Sole              13,000    13,000
AGL RESOURCES                    COMMON STOCKS   001204106   3,355      100,925   SH              Sole             100,925   100,925
Allegheny Technologies           COMMON STOCKS   01741R102     726       33,485   SH              Sole              33,485    33,485
Alltel Corp Com                  COMMON STOCKS   020039103     280        4,770   SH              Sole               4,770     4,770
ALTRIA GROUP INC                 COMMON STOCKS   02209S103     684       11,188   SH              Sole              11,188    11,188
AMERICAN EXPRESS COMPANY         COMMON STOCKS   025816109     877       15,560   SH              Sole              15,560    15,560
AMERICAN INTL GROUP              COMMON STOCKS   026874107   5,599       85,262   SH              Sole              85,262    85,262
AMGEN INC.                       COMMON STOCKS   031162100   1,781       27,766   SH              Sole              27,766    27,766
AMSOUTH BANCORP                  COMMON STOCKS   032165102   6,433      248,368   SH              Sole             248,368   248,368
AON CORP                         COMMON STOCKS   037389103   1,217       50,997   SH              Sole              50,997    50,997
APPLIED MATERIALS                COMMON STOCKS   038222105     685       40,070   SH              Sole              40,070    40,070
Argonaut Group Insurance         COMMON STOCKS   040157109     317       15,000   SH              Sole              15,000    15,000
AUTOMATIC DATA PROCESSING        COMMON STOCKS   053015103   2,622       59,114   SH              Sole              59,114    59,114
Bancorpsouth                     COMMON STOCKS   059692103     624       25,609   SH              Sole              25,609    25,609
BANK OF AMERICA                  COMMON STOCKS   060505104  11,261      239,639   SH              Sole             239,639   239,639
BELLSOUTH                        COMMON STOCKS   079860102   1,624       58,453   SH              Sole              58,453    58,453
BIOMET                           COMMON STOCKS   090613100   4,349      100,227   SH              Sole             100,227   100,227
BP PLC-SPONS ADR                 COMMON STOCKS   055622104     456        7,801   SH              Sole               7,801     7,801
BRISTOL-MEYERS SQUIBB            COMMON STOCKS   110122108     737       28,780   SH              Sole              28,780    28,780
BURLINGTON RESOURCES             COMMON STOCKS   122014103   3,354       77,102   SH              Sole              77,102    77,102
Capital One Financial            COMMON STOCKS   14040H105     869       10,325   SH              Sole              10,325    10,325
CBL & ASSOCIATES PROPERTIES      COMMON STOCKS   124830100     863       11,300   SH              Sole              11,300    11,300
CENTER BANCORP INC               COMMON STOCKS   151408101     223       17,000   SH              Sole              17,000    17,000
CHEVRONTEXACO CORP               COMMON STOCKS   166764100   2,972       56,605   SH              Sole              56,605    56,605
CISCO SYSTEMS, INC.              COMMON STOCKS   17275R102   1,692       87,596   SH              Sole              87,596    87,596
CITIGROUP                        COMMON STOCKS   172967101   1,420       29,464   SH              Sole              29,464    29,464
COCA-COLA                        COMMON STOCKS   191216100   1,678       40,289   SH              Sole              40,289    40,289
CONAGRA                          COMMON STOCKS   205887102   4,117      139,802   SH              Sole             139,802   139,802
CONOCOPHILLIPS                   COMMON STOCKS   20825c104   3,801       43,775   SH              Sole              43,775    43,775
Cousins Pptys Inc. Com           COMMON STOCKS   222795106     236        7,800   SH              Sole               7,800     7,800
COVAD COMMUNICATIONS GROUP       COMMON STOCKS   222814204      51       23,856   SH              Sole              23,856    23,856
Curtiss-Wright Corp              COMMON STOCKS   231561408     448        7,964   SH              Sole               7,964     7,964
CVS Corp. Delaware               COMMON STOCKS   126650100   1,343       29,800   SH              Sole              29,800    29,800
Dow Chemical                     COMMON STOCKS   260543103     278        5,606   SH              Sole               5,606     5,606
DUKE ENERGY                      COMMON STOCKS   264399106   3,129      123,522   SH              Sole             123,522   123,522
DuPont                           COMMON STOCKS   263534109     707       14,418   SH              Sole              14,418    14,418
ELI LILLY & CO.                  COMMON STOCKS   532457108   1,206       21,252   SH              Sole              21,252    21,252
EMC CORP                         COMMON STOCKS   268648102   1,101       74,056   SH              Sole              74,056    74,056
Emerson Electric                 COMMON STOCKS   291011104     273        3,895   SH              Sole               3,895     3,895
EXXON MOBIL CORP                 COMMON STOCKS   30231g102   4,831       94,241   SH              Sole              94,241    94,241
First Farmers & Merchants Corp   COMMON STOCKS                 247        3,296   SH              Sole               3,296     3,296
FIRST HORIZON NATIONAL CORP      COMMON STOCKS   320517105     268        6,213   SH              Sole               6,213     6,213
Fortune Brands                   COMMON STOCKS   349631101     247        3,200   SH              Sole               3,200     3,200
GENERAL ELECTRIC                 COMMON STOCKS   369604103  12,726      348,658   SH              Sole             348,658   348,658
Genuine Parts                    COMMON STOCKS   372460105     258        5,864   SH              Sole               5,864     5,864
GOODRICH, BF                     COMMON STOCKS   382388106   2,555       78,273   SH              Sole              78,273    78,273
Harris Corp.                     COMMON STOCKS   413875105     727       11,768   SH              Sole              11,768    11,768
HEWLETT-PACKARD CO               COMMON STOCKS   428236103     206        9,828   SH              Sole               9,828     9,828
HOME DEPOT                       COMMON STOCKS   437076102   6,791      158,900   SH              Sole             158,900   158,900
HONEYWELL INTERNATIONAL INC      COMMON STOCKS   438516106   2,710       76,533   SH              Sole              76,533    76,533
INTEL CORP                       COMMON STOCKS   458140100   2,330       99,621   SH              Sole              99,621    99,621
INT'L BUSINESS MACHINES          COMMON STOCKS   459200101   2,434       24,694   SH              Sole              24,694    24,694
ISHARES MSCI EAFE INDEX FUND     COMMON STOCKS   464287465   1,765       11,015   SH              Sole              11,015    11,015
ISHARES RUSSELL 1000 VALUE       COMMON STOCKS   464287598     847       12,755   SH              Sole              12,755    12,755
ISHARES S&P MIDCAP 400/VALUE     COMMON STOCKS   464287705   1,589       12,362   SH              Sole              12,362    12,362
ISHARES S&P SMALLCAP 600/BARRA   COMMON STOCKS   464287887     493        4,604   SH              Sole               4,604     4,604
J P MORGAN CHASE                 COMMON STOCKS   46625h100   1,428       36,604   SH              Sole              36,604    36,604
JEFFERSON PILOT CORP             COMMON STOCKS   475070108   3,763       72,418   SH              Sole              72,418    72,418
JOHNSON & JOHNSON                COMMON STOCKS   478160104   4,865       76,707   SH              Sole              76,707    76,707
KERR MCGEE                       COMMON STOCKS   492386107   2,375       41,100   SH              Sole              41,100    41,100
KEYCORP NEW COM                  COMMON STOCKS   493267108     263        7,750   SH              Sole               7,750     7,750
Kinder Morgan Energy Partners    COMMON STOCKS   494550106     417        9,400   SH              Sole               9,400     9,400
KOHLS CORP COM                   COMMON STOCKS   500255104     556       11,300   SH              Sole              11,300    11,300
L-3 COMMUNICATIONS HLDGS INC.    COMMON STOCKS   502424104   2,359       32,209   SH              Sole              32,209    32,209
LOWES COS INC COM                COMMON STOCKS   548661107     308        5,355   SH              Sole               5,355     5,355
MEDTRONIC, INC.                  COMMON STOCKS   585055106   2,014       40,555   SH              Sole              40,555    40,555
MERCK                            COMMON STOCKS   589331107     373       11,615   SH              Sole              11,615    11,615
MERRILL LYNCH                    COMMON STOCKS   590188108   1,856       31,045   SH              Sole              31,045    31,045
MICROSOFT                        COMMON STOCKS   594918104     841       31,483   SH              Sole              31,483    31,483
Morgan Stanley Dean Witter Dis   COMMON STOCKS   617446448     271        4,873   SH              Sole               4,873     4,873
NOKIA CORP                       COMMON STOCKS   654902204     571       36,430   SH              Sole              36,430    36,430
Oxford Inds                      COMMON STOCKS   691497309   2,766       66,984   SH              Sole              66,984    66,984
PEPSICO                          COMMON STOCKS   713448108   4,726       90,540   SH              Sole              90,540    90,540
PFIZER                           COMMON STOCKS   717081103   3,848      143,114   SH              Sole             143,114   143,114
PLUM CREEK TIMBER                COMMON STOCKS   729251108   2,961       77,041   SH              Sole              77,041    77,041
PNC BK CORP COM                  COMMON STOCKS   693475105     588       10,231   SH              Sole              10,231    10,231
PROCTER & GAMBLE                 COMMON STOCKS   742718109   3,960       71,900   SH              Sole              71,900    71,900
PROVIDIAN FINANCIAL CORP         COMMON STOCKS   74406a102     173       10,513   SH              Sole              10,513    10,513
REGIONS FINANCIAL CORP           COMMON STOCKS   7591ep100     282        7,933   SH              Sole               7,933     7,933
Royal Dutch Petroleum CO.        COMMON STOCKS   780257804     295        5,138   SH              Sole               5,138     5,138
S & P 400 MID-CAP                COMMON STOCKS   595635103     454        3,750   SH              Sole               3,750     3,750
S&P 500 DEPOSITARY RECEIPT       COMMON STOCKS   78462f103     360        2,980   SH              Sole               2,980     2,980
SBC COMMUNICATIONS               COMMON STOCKS   78387G103     766       29,724   SH              Sole              29,724    29,724
Southern Company                 COMMON STOCKS   842587107     456       13,610   SH              Sole              13,610    13,610
SUNGARD DATA SYSTEMS             COMMON STOCKS   867363103   5,072      179,022   SH              Sole             179,022   179,022
SUNTRUST BANKS                   COMMON STOCKS   867914103   2,870       38,852   SH              Sole              38,852    38,852
SYSCO CORP                       COMMON STOCKS   871829107   3,027       79,309   SH              Sole              79,309    79,309
TARGET CORP                      COMMON STOCKS   87612e106     257        4,946   SH              Sole               4,946     4,946
TEPPCO PARTNERS                  COMMON STOCKS   872384102     762       19,350   SH              Sole              19,350    19,350
TYCO INTERNATIONAL               COMMON STOCKS   902124106   1,615       45,175   SH              Sole              45,175    45,175
UNITED TECHNOLOGIES              COMMON STOCKS   913017109     497        4,813   SH              Sole               4,813     4,813
UNITRIN INC                      COMMON STOCKS   913275103     933       20,536   SH              Sole              20,536    20,536
VERIZON                          COMMON STOCKS   92343v104   2,515       62,077   SH              Sole              62,077    62,077
VODAPHONE GROUP ADR              COMMON STOCKS   92857w100     227        8,307   SH              Sole               8,307     8,307
VULCAN MATERIALS CO              COMMON STOCKS   929160109   1,854       33,950   SH              Sole              33,950    33,950
WACHOVIA CORP                    COMMON STOCKS   929903102   4,448       84,561   SH              Sole              84,561    84,561
WAL-MART STORES                  COMMON STOCKS   931142103   3,578       67,731   SH              Sole              67,731    67,731
Washington Mutual Savings Bank   COMMON STOCKS   939322103     532       12,588   SH              Sole              12,588    12,588
WELLS FARGO & CO DEL COM         COMMON STOCKS   949746101   1,067       17,176   SH              Sole              17,176    17,176
WYETH                            COMMON STOCKS   983024100   1,376       32,308   SH              Sole              32,308    32,308
ZIMMER HOLDINGS INC              COMMON STOCKS   98956p102     261        3,263   SH              Sole               3,263     3,263

REPORT SUMMARY                            206 DATA RECORDS 194,951